Definition of Terms in Fund Name	Aug. 04, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks a high rate of current monthly income, with capital appreciation as a secondary objective. Under normal circumstances, the Trust will invest at least 80% of its assets in closed-end funds.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust seeks to provide investors with a high rate of current monthly income by investing across a broad range of high income paying closed-end funds.

When selecting closed-end funds for this portfolio, we look at several factors including:

•	Discount: We favor funds which are trading at a discount to net asset value and we favor those which are trading at a greater discount relative to their peers.
•	Consistent dividend: We favor funds which have a history of paying a consistent dividend.
•	Expense ratio: We favor funds which have a lower than average expense ratio relative to their peers.
•	Diversification: We limit exposure to individual fund companies/managers.
•	Liquidity: We favor larger funds and more liquid funds.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to common stocks, floating-rate securities, high-yield securities, investment grade securities, senior loans, covenant-lite loans, foreign securities, depositary receipts and large capitalization companies through the Trust’s investment in the Funds.

As with any similar investment, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.